Research and Development Expenses - Summary of Research and Development Expenses (Details) - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Share-based payments expense		$ 5,084,613	$ 5,834,686	$ 5,251,572
Total research and development expenses	[1]	176,326,321	128,828,888	81,445,843
Research and Development Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Salaries and fees		4,809,177	3,756,109	1,407,205
Cash bonuses		1,424,817	445,097	190,198
Superannuation		182,223	120,311	71,055
Share-based payments expense		1,299,456	1,909,173	829,598
Total employee benefits expense		7,715,673	6,230,690	2,498,056
Payroll tax		295,069	207,562	81,281
Reserarch Insurance		322,306	262,322	212,289
Research project costs		$ 167,993,273	$ 122,128,314	$ 78,654,217

[1]	Figures have been presented as described in Note 3